Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts Tables [Abstract]
Valuation and Qualifying Accounts
THE AES CORPORATION
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
(IN MILLIONS)

		Balance at	Charged			Balance at
		Beginning of	to Cost	Amounts	Translation	the End of
		the Period	and Expense	Written off	Adjustment	the Period
Allowance for accounts receivables
(current and noncurrent)
Year ended December 31, 2009	.	$239	$104	$(109)	$42	$276
Year ended December 31, 2010	.	276	53	(37)	3	295
Year ended December 31, 2011	.	295	43	(41)	(24)	273